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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 6/30/2008

Check here if Amendment [_]; Amendment Number: ______

This Amendment (Check only one.): [_] is a restatement.
                                  [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Traxis Partners LP

Address: 600 Fifth Avenue
         New York, NY 10020

Form 13F File Number: 28-10868

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Chris Crawford
Title: Director of Opperations / CCO
Phone: 212-332-5158

Signature, Place, and Date of Signing:


/s/ Chris Crawford            New York, NY    8/14/2008
---------------------------   [City, State]   [Date]
   [Signature]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number     Name

     28-___________________   ________________________________________________
     [Repeat as necessary.]

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 5,535,615

Form 13F Information Table Value Total: 193,493 (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.    Form 13F File Number          Name

     ____   28-________________________   ______________________________________
     [Repeat as necessary.]

                                                                                  SH/ PUT/ Investment   Other  Voting Voting Voting
SECURITY                               Title of Class CUSIP      Value    Shares  PRN CALL Discretion Managers  Sole  Shared  None
-----------------------------------------------------------------------------------------------------------------------------------
3M COMPANY USD COM                     COM            88579Y101    5512     79200  SH         Sole                  0    0    79200
ABBOTT LABS STK                        COM            002824100    4496     84850  SH         Sole               4700    0    80150
ALCOA INC USD COM                      COM            013817101     463     13000  SH         Sole                  0    0    13000
ALTRIA GROUP INC USD COM               COM            02209S103     206     10000  SH         Sole                  0    0    10000
AMERICAN INTL GROUP INC USD COM        COM            026874107    1820     68800  SH         Sole                  0    0    68800
AMR CORP USD COM                       COM            001765106     599    117000  SH         Sole                  0    0   117000
ANADARKO PETROLEUM CORP USD COM        COM            032511107    2206     29473  SH         Sole                  0    0    29473
BAKER HUGHES INC USD COM               COM            057224107    3073     35200  SH         Sole                  0    0    35200
BANK OF NEW YORK MELLON CORP           COM            064058100    5396    142637  SH         Sole                  0    0   142637
BELO CORP USD COM                      COM SER A      080555105     343     46931  SH         Sole                  0    0    46931
BROADCOM CORP USD COM                  CL A           111320107    2895    106100  SH         Sole                  0    0   106100
CATERPILLAR INC USD COM                COM            149123101    4643     62900  SH         Sole                  0    0    62900
CHARLES SCHWAB CORP                    COM            808513105     519     25260  SH         Sole              25260    0        0
CISCO SYSTEMS INC USD COM              COM            17275R102    7431    319400  SH         Sole                  0    0   319400
CITIGROUP INC                          COM            172967101    1554     92732  SH         Sole               2132    0    90600
CONOCOPHILLIPS INC USD COM             COM            20825C104    2893     30659  SH         Sole                  0    0    30659
CONTINENTAL AIRLINES INC CL-B USD COM  CL B           210795308    1396    138300  SH         Sole                  0    0   138300
DEERE & CO COM                         COM            244199105    8135    112800  SH         Sole                  0    0   112800
DELL INC USD COM                       COM            24702R101    3589    164000  SH         Sole                  0    0   164000
DISCOVER FINANCIAL                     COM            254709108    1396    105878  SH         Sole                  0    0   105878
DU PONT DE NEMOURS & CO  E.I. USD.30   COM            263534109    1275     29750  SH         Sole                  0    0    29750
EMC CORP USD COM                       COM            268648102    4481    305000  SH         Sole                  0    0   305000
ESTEE LAUDER CO INC USD CL-A COM       CL A           518439104    1251     26924  SH         Sole                  0    0    26924
FREEPORT-MCMORAN COPPER & GOLD         COM            35671D857     627      5350  SH         Sole                  0    0     5350
GENENTECH INC USD COM                  COM NEW        368710406    3872     51000  SH         Sole                  0    0    51000
GENERAL ELECTRIC CO USD COM            COM            369604103    8208    307600  SH         Sole                  0    0   307600
GENZYME CORP COMMON                    COM            372917104     696      9670  SH         Sole                  0    0     9670
GOLDMAN SACHS GROUP INC                COM            38141G104    1523      8707  SH         Sole               8707    0        0
INTEL CORP USD COM                     COM            458140100    5080    236500  SH         Sole                  0    0   236500
INTERNATIONAL BUSINESS MACHINES CORP
USD COM                                COM            459200101    6283     53000  SH         Sole                  0    0    53000
ISHARES MSCI SOUTH KOREA INDEX         MSCI S KOREA   464286772    8189    160000  SH         Sole             160000    0        0
ISHARES S&P 100 INDEX FUND             S&P 100 IDX FD 464287101     290      5000  SH         Sole                  0    0     5000
JOHNSON & JOHNS STK                    COM            478160104    7706    119760  SH         Sole               9000    0   110760
JP MORGAN CHASE & CO                   COM            46625H100    3617    105467  SH         Sole              20492    0    84975
JUNIPER NETWORKS INC USD COM           COM            48203R104    1975     89100  SH         Sole                  0    0    89100
LEHMAN BROTHERS HOLDINGS INC           COM            524908100     215     10858  SH         Sole              10858    0        0
MERCK & CO STK                         COM            589331107    5149    136600  SH         Sole               6600    0   130000
MERRILL LYNCH & CO                     COM            590188108     622     19615  SH         Sole              19615    0        0
MERRILL LYNCH BIOTECH HOLDERS TR
DEPOSITARY RECEIPTS REPR 20            DEPOSTRY RCPTS 09067D201    1693     10000  SH         Sole                  0    0    10000
MICROSOFT CORP USD COM                 COM            594918104    6325    229900  SH         Sole                  0    0   229900
MORGAN STANLEY                         COM NEW        617446448    4740    131413  SH         Sole              22213    0   109200
MORGAN STANLEY CHINA A SHARE           COM            617468103    3717    101600  SH         Sole             101600    0        0
NATIONAL INSTRUMENTS CORP USD COM      COM            636518102     903     31846  SH         Sole                  0    0    31846
NEWS CORP CL B                         CL B           65248E203    1973    128500  SH         Sole                  0    0   128500
PARKER-HANNIFIN CORP USD COM           COM            701094104    2921     40960  SH         Sole                  0    0    40960
PEPSICO INC USD COM                    COM            713448108    1145     18000  SH         Sole                  0    0    18000
PFIZER STK                             COM            717081103    5421    310300  SH         Sole              22400    0   287900
PHILIP MORRIS INTERNATIONAL            COM            718172109     494     10000  SH         Sole                  0    0    10000
PLUM CREEK TIMBER CO INC USD COM       COM            729251108    4272    100000  SH         Sole                  0    0   100000
POWERSHARES QQQ TRUST                  UNIT SER 1     73935A104    1438     31800  SH         Sole                  0    0    31800
POWERSHARES WINDERHILL CLEAN ENE       WNDRHLL CLN EN 73935X500    3546    180000  SH         Sole                  0    0   180000
PROCTER & GAMBLE CO USD COM            COM            742718109    1136     18690  SH         Sole                  0    0    18690
ROSTELECOM-SPONSORED ADR               SPONSORED ADR  778529107     329      4549  SH         Sole               4549    0        0
ROYAL DUTCH SHELL ADR A REPR 2 CL A
ORDS                                   SPONS ADR A    780259206     654      8000  SH         Sole                  0    0     8000
SCHLUMBERGER LTD CURACAO USD COM       COM            806857108    9852     91700  SH         Sole                  0    0    91700
TEMPLE-INLAND INC USD COM              COM            879868107     167     14861  SH         Sole                  0    0    14861
THOMAS & BETTS CORP USD COM            COM            884315102     782     20665  SH         Sole                  0    0    20665
TIME WARNER INC USD COM                COM            887317105    1227     82847  SH         Sole                  0    0    82847
TYCO ELECTRONICS LTD                   COM NEW        G9144P105     280      7816  SH         Sole               1566    0     6250
TYCO INTERNATIONAL LTD                 SHS            G9143X208     263      6566  SH         Sole               1566    0     5000
UNION PACIFIC CORP USD COM             COM            907818108     604      8000  SH         Sole                  0    0     8000
UNITED PARCEL SERVICE OF AMERICA INC
CL-B USD COM                           CL B           911312106     492      8000  SH         Sole                  0    0     8000
UNITED TECHNOLOGIES CORP USD COM       COM            913017109    3857     62500  SH         Sole                  0    0    62500
US AIRWAYS GROUP INC                   COM            90341W108     207     83000  SH         Sole                  0    0    83000
WEATHERFORD INTERNATIONAL LTD          COM            G95089101   13410    270400  SH         Sole                  0    0   270400
WESTAMERICA BANCORPORATION USD COM     COM            957090103     500      9503  SH         Sole                  0    0     9503
WHITNEY HOLDING CORP USD COM           COM            966612103     307     16778  SH         Sole                  0    0    16778
WYETH                                  COM            983024100     288      6000  SH         Sole               4000    0     2000
YUM BRANDS INC USD COM                 COM            988498101     926     26400  SH         Sole                  0    0    26400
                                                                193,493 5,535,615